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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549
                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year Ended or Quarter Ended: June 30, 2005


Check here is Amendment [ ] Amendment Number:
This Amendment (Check only one): [ ] is a restatement
                                 [ ] adds new holdings entries

Institutional Investment Manager Filing this report:

Highland Capital Management, L.P.
13455 Noel Road Suite 1300
Dallas, TX 75240

Form 13F File Number: 28-10659

The institutional investment manger filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.


Person signing this report on behalf of Reporting Manager:

Name:       James D. Dondero
Title:      President
Phone:      972-628-4100

Signature, Place and Date of Signing:




/s/ James D. Dondero       Dallas, TX                    August 15, 2005
[Signature]                [City, State]                 [Date]


Report Type: (Check only one):

[X] 13F Holdings Report (Check here if all holdings of this reporting managers are reported in this report.)

[ ] 13F Notice. (Check here if no holdings reported are in this report and all holdings are reported by other reporting manager (s). )

[ ] 13F Combination Report (Check here only if a portion of the holdings for this reporting manager are reported this report and a portion are reported by other reporting manager (s).)

List of Other Managers Reporting for this Manager:
NONE

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                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers: none

Form 13F Information Table Entry Total: 32

Form 13 F Information Table Value Total:  201,964.36
                                         (Thousands)


List of Other included Managers:

Provide a numbered list of the name (s) and Form 13F file number (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report

NONE


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
                                                                         VALUE        SHRS OR              INVESTMENT
        NAME OF ISSUER           TITLE OF CLASS          CUSIP          (x1000)       PRN AMT    SH/PRN    DISCRETION    VOTING
----------------------------    ---------------        ---------       ---------    ----------   -------   ----------    -------
 40/86 Strategic Income Fund        SH BEN INT          349739102        1132.54        111800      SH         SOLE        SOLE
  American Italian Pasta Co.           PUT              027070951            306        113600      PUT        SOLE        SOLE
   Biolase Technology Inc.            Common            090911108        1567.36        248000      SH         SOLE        SOLE
          Buca Inc.                    PUT              117769959             30         50000      PUT        SOLE        SOLE
  Constar International Inc.          Common            21036U107         343.31         91550      SH         SOLE        SOLE
     Denny's Corporation              Common            24869P104           3353        670600      SH         SOLE        SOLE
        Dillard's Inc.                Common            254067101         913.38         39000      SH         SOLE        SOLE
     Domino's Pizza, Inc.             Common            25754A201         467.46         21000      SH         SOLE        SOLE
     Domino's Pizza, Inc.              CALL             25754A901             23         10000     CALL        SOLE        SOLE
Hanger Orthopedic Group, Inc.         Common            41043F208        1516.03        300800      SH         SOLE        SOLE
     Hilfiger Tommy Corp.              ORD              G8915Z102         203.65         14800      SH         SOLE        SOLE
    Hospitality Properties        COM SH BEN INT        44106M102         1322.1         30000      SH         SOLE        SOLE
         Hybridon Inc                 COMMON            44860M801          47.04         88757      SH         SOLE        SOLE
   James River Coal Company           Common            470355207        5187.52        149712      SH         SOLE        SOLE
  Krispy Kreme Doughnuts Inc           PUT              501014954            173        185000      PUT        SOLE        SOLE
    La Quinta Corporation             Common            50419U202         205.26         22000      SH         SOLE        SOLE
         Maytag Corp.                  CALL             578592907              1         20000     CALL        SOLE        SOLE
           MCI Inc.                   Common            552691107         2995.7        116519      SH         SOLE        SOLE
       Neighborcare Inc               Common            64015Y104         164172       4949412      SH         SOLE        SOLE
        Officemax Inc.                Common            67622P101        2807.31         94300      SH         SOLE        SOLE
       Pathmark Stores           W EXP 09/10/201        70322A119         153.13         17481      SH         SOLE        SOLE
       Penney JC Corp.                Common            708160106          262.9          5000      SH         SOLE        SOLE
      PSS World Medical               Common            69366A100          448.2         36000      SH         SOLE        SOLE
          Rhodia SA               SPONSORED ADR         762397107        1007.66        566100      SH         SOLE        SOLE
      Rural/Metro Corp.               Common            781748108        1943.27        225437      SH         SOLE        SOLE
      Saks Incorporated               Common            79377W108        1090.78         57500      SH         SOLE        SOLE
         Savvis Inc.                  Common            805423100        3025.55       2750497      SH         SOLE        SOLE
    Shiloh Industries, Inc            Common            824543102        1724.19        140750      SH         SOLE        SOLE
     Sun Healthcare Group             Common            866933401          179.2         28000      SH         SOLE        SOLE
     Telewest Global Inc              Common            87956T107        1941.12       85211.5      SH         SOLE        SOLE
    Unisource Energy Corp             Common            909205106        2306.25         75000      SH         SOLE        SOLE
      Valero Energy Corp              Common            91913Y100        1115.45         14100      SH         SOLE        SOLE
                                                                       ---------
                                                                       201964.36
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